Commitments and Contingencies (Details)					1 Months Ended				4 Months Ended		6 Months Ended		12 Months Ended
	Aug. 30, 2019 CNY (¥)	Aug. 30, 2019 USD ($)	Aug. 10, 2019 CNY (¥)	Aug. 10, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)	Jul. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Nov. 11, 2019 CNY (¥)	Aug. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jul. 31, 2017 USD ($)
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense											$ 56,615	$ 79,481
Subsequent Event [Member] | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Operating lease daily rent													¥ 1,238,784	$ 176,000
Shangchi Automobile [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount															¥ 1,000,000	$ 142,200	$ 142,200
Operating lease daily rent									¥ 2,740	$ 400
Operating lease rent			¥ 1,000,000	$ 142,200
Lease term			1 year	1 year
Shenzhen E-Motors [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount																		$ 13,300	¥ 93,600
Lease term																			1 year
Forasen Group's [Member]
Commitments and Contingencies [Line Items]
Guaranty Liabilities								¥ 57,070,000														$ 8,000,000
Line of Credit Facility, Expiration Date					Mar. 04, 2022			Jul. 23, 2020
Building Pledged As Collateral For Loans					¥ 10,000,000																$ 1,400,000
Forasen Group's [Member] | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damage sought						¥ 29,500,000	$ 4,200,000
Settlement awarded	¥ 90,000,000	$ 13,000,000
Payments by third party	32,060,000	$ 4,600,000
Remaining unpaid	¥ 57,940,000																			$ 8,400,000
Lishui Jiuanju Commercial Trade Co., Ltd. | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Potential payment obligation															¥ 70,000,000	$ 10,100,000